CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 495,920	$ 532,747	$ 527,661
Cost of goods sold	344,967	365,537	369,649
Gross profit	150,953	167,210	158,012
Selling, general and administrative expenses	81,545	83,509	84,982
Other operating expense, net	17,842	17,734	3,223
Operating income	51,566	65,967	69,807
Equity in net income from affiliated companies	(21,065)	(45,808)	(37,318)
Interest expense, net	50,409	66,872	72,344
Debt extinguishment costs	25,028	3,400	7,751
Other (income) expense, net	(5,021)	(1,916)	13,800
Income from continuing operations before income taxes and noncontrolling interest	2,215	43,419	13,230
(Benefit) provision for income taxes	(52,065)	12,299	7,977
Net income from continuing operations	54,280	31,120	5,253
Net (loss) income from discontinued operations, net of tax	(335,984)	49,190	54,368
Net (loss) income	(281,704)	80,310	59,621
Less: Net (loss) income attributable to the noncontrolling interest - discontinued operations	(2,933)	771	1,321
Net (loss) income attributable to Ecovyst Inc.	(278,771)	79,539	58,300
Income from continuing operations	54,280	31,120	5,253
(Loss) income from discontinued operations	$ (333,051)	$ 48,419	$ 53,047
Net (loss) income per share:
Basic income per share - continuing operations:	$ 0.40	$ 0.23	$ 0.04
Diluted income per share - continuing operations:	0.40	0.23	0.04
Basic (loss) income per share - discontinued operations	(2.46)	0.36	0.40
Diluted (loss) income per share - discontinued operations	(2.44)	0.36	0.39
Basic (loss) income per share	(2.06)	0.59	0.44
Diluted (loss) income per share	$ (2.04)	$ 0.59	$ 0.43
Weighted average shares outstanding:
Basic	135,528,977	134,389,667	133,380,567
Diluted	136,450,953	135,548,694	134,684,931